Note 2 - Business Combinations	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Business Combination Disclosure [Text Block]
2.	BUSINESS COMBINATIONS

On
December 1, 2014,
the Company acquired all of the outstanding common shares of RYUKOSHA, which engages in human resources outsourcing services for fields such as systems operation and service support, for total consideration of
¥600,000
thousand paid in cash. The acquisition price of the shares was determined on the basis of the estimated future cash flows and efficiencies gained from an expected reduction in external recruiting expenses. There are no
future contingent payments. The objectives of this acquisition are to rapidly strengthen the Company's engineering organization to meet the needs of a growing number of systems integration and outsourcing projects (such as systems construction and operation, and outsourcing for corporate customers' networks and systems) and to increase the Company's in-house business efficiency over the mid- to long-term by bringing more outsourced personnel into the Company.

The fair value of the assets acquired and liabilities assumed recognized in relation to the acquisition of RYUKOSHA was
¥865,078
thousand and
¥464,736
thousand, respectively, and goodwill of
¥199,658
thousand was recorded (see Note
8,
“GOODWILL AND OTHER INTANGIBLE ASSETS”).
For the year ended
March 31, 2015,
acquisition-related costs of
¥32,262
thousand were incurred. These costs consisted of professional advisory fees and were recorded in “General and administrative” expenses.
Pro forma results of operations have
not
been presented because the effect of the acquisition was
not
material.

There were
no
business acquisitions during the years ended
March 31, 2016
and
March 31, 2017.